Construction Loans (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instrument face amount	$ 9,667,000	$ 10,092,500	$ 9,647,700
Book value of collateralized real estate	$ 35,669,000	$ 20,370,300	$ 24,826,700
Construction Loans [Member]
Debt instrument term	1 year	1 year
Construction Loans [Member] | Minimum [Member]
Debt instrument interest rate percentage	8.00%	8.00%
Construction Loans [Member] | Maximum [Member]
Debt instrument interest rate percentage	40.00%	40.00%